Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		$ 1,862
Ending Balance		5,419		$ 1,862
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(7,477)	[1],[2]	(6,948)
Gains / (losses) recognized in OCI		3,478		(1,868)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,953		1,339
Ending Balance	[1],[2]	(2,046)		(7,477)
Active hedges		2,129		(2,182)
Discontinued hedges		(4,175)		(5,295)
Cash Flow Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(8,015)	[1],[2]	(8,204)
Gains / (losses) recognized in OCI		3,564		(1,543)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,971		1,732
Ending Balance	[1],[2]	(2,480)		(8,015)
Active hedges		1,695		(2,720)
Discontinued hedges		(4,175)		(5,295)
Cash Flow Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	[3]	610	[1],[2]	1,223
Gains / (losses) recognized in OCI		(251)		(245)	[3]
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		(2)		(368)	[3]
Ending Balance	[1],[2]	357		610	[3]
Active hedges		357		610	[3]
Cash Flow Hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(72)	[1],[2]	33
Gains / (losses) recognized in OCI		165		(80)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		(16)		(25)
Ending Balance	[1],[2]	77		(72)
Active hedges		77		(72)
Net Investment Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(2,186)	[1],[2]	(1,723)
Gains / (losses) recognized in OCI		(138)		(463)
Ending Balance	[1],[2]	(2,324)		(2,186)
Active hedges		(2,324)		(2,186)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(9,663)	[1],[2]	(8,671)
Gains / (losses) recognized in OCI		3,340		(2,331)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,953		1,339
Ending Balance	[1],[2]	(4,370)		(9,663)
Active hedges		(195)		(4,368)
Discontinued hedges		$ (4,175)		$ (5,295)

[1]	Tax balance related to cash flow hedges accumulated other comprehensive income was $527 million as at October 31, 2024 ($2,029 million as at October 31, 2023).
[2]	Tax balance related to net investment hedges accumulated other comprehensive income was $593 million as at October 31, 2024 ($555 million as at October 31, 2023).
[3]	On closing our acquisition of Bank of the West on February 1, 2023, we settled the foreign exchange forward contracts entered to mitigate foreign exchange risk of the purchase price of Bank of the West and reclassified an after-tax gain of $269 million to goodwill. Refer to Note 10 for further details.